CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Convertible notes payable current, debt discount	281,424	178,775	53,677
Convertible notes payable noncurrent, debt discount		$ 0	$ 508,750
Preferred Stock, Par Value		$ 1
Preferred Stock, shares authorized		100,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	800,000,000	500,000,000	500,000,000
Common Stock, shares issued	245,140,613	214,967,503	177,626,058
Common Stock, shares outstanding	245,140,613	214,967,503	177,626,058
Series B Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	77,401.49	72,073.26	65,433.34
Preferred Stock, shares outstanding	77,401.49	72,073.26	65,433.34
Preferred Stock A [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred Stock, shares issued	1,716,743	1,594,164	1,447,159
Preferred Stock, shares outstanding	1,716,743	1,594,164	1,447,159